Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax
Schedule of composition of income tax expense (income)

	Year ended December 31
	2022	2023	2024
Current tax expenses	845	73	397
Deferred tax income	(581)	(11)	—
Income tax expenses	264	62	397

Schedule of movement in deferred tax assets and liabilities

				Total
	Intangible			deferred
	assets and	Employee		tax asset
	inventories	benefits	Other	(liability)
Balance of deferred tax asset (liability) as of January 1, 2023	(33)	148	—	115
Changes recognized in profit or loss	33	(22)	—	11
Changes recognized in other comprehensive income	—	(126)	(75)	(201)
Balance of deferred tax liability as of December 31, 2023	—	—	(75)	(75)

				Total
	Intangible			deferred
	assets and	Employee		tax asset
	inventories	benefits	Other	(liability)
Balance of deferred tax liability as of January 1, 2024	—	—	(75)	(75)
Changes recognized in other comprehensive income	—	—	75	75
Balance of net deferred tax asset (liability) as of December 31, 2024	—	—	—	—